Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,900,000
Previously Paid Amount
Total Fee Amount	1,056.39
Total Offset Amount
Net Fee	$ 1,056.39